Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NATIONWIDE VARIABLE INSURANCE TRUSTNVIT Multi-Manager Small Cap Growth FundSupplement dated December 7, 2023to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Multi-Manager Small Cap Growth Fund (the “Fund”)
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of Wellington Management Company LLP (“Wellington Management”) as subadviser to the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), effective on or about March 11, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, Wellington Management are deleted in their entirety. Invesco Advisers, Inc. (“Invesco”) will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	The Fund is renamed the “NVIT Invesco Small Cap Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
b.	The information under the heading “Principal Investment Strategies” beginning on page 56 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by small‑cap companies. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. It may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The Fund may enter into repurchase agreements to generate additional income.
The Fund invests primarily in securities that are considered by the Fund’s subadviser to have high growth potential based on fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions. The Fund generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.
c.	The information under the heading “Principal Risks” beginning on page 57 of the Prospectus is modified as follows:
i.	“Foreign securities risk” is deleted in its entirety.
ii.	“Initial public offering risk” is deleted in its entirety.
iii.	“Multi-manager risk” is deleted in its entirety.
iv.
“Selection risk” is deleted in its entirety and replaced with the following: “Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

NVIT Multi-Manager Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NATIONWIDE VARIABLE INSURANCE TRUSTNVIT Multi-Manager Small Cap Growth FundSupplement dated December 7, 2023to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Multi-Manager Small Cap Growth Fund (the “Fund”)
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of Wellington Management Company LLP (“Wellington Management”) as subadviser to the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), effective on or about March 11, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, Wellington Management are deleted in their entirety. Invesco Advisers, Inc. (“Invesco”) will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	The Fund is renamed the “NVIT Invesco Small Cap Growth Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
b.	The information under the heading “Principal Investment Strategies” beginning on page 56 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by small‑cap companies. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. It may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The Fund may enter into repurchase agreements to generate additional income.
The Fund invests primarily in securities that are considered by the Fund’s subadviser to have high growth potential based on fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions. The Fund generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.
c.	The information under the heading “Principal Risks” beginning on page 57 of the Prospectus is modified as follows:
i.	“Foreign securities risk” is deleted in its entirety.
ii.	“Initial public offering risk” is deleted in its entirety.
iii.	“Multi-manager risk” is deleted in its entirety.
iv.
“Selection risk” is deleted in its entirety and replaced with the following: “Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.